FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Digital assets	$ 25,169	$ 23,127		$ 5,865
Marketable Securities, Fair Value	239,694	163,489		37,066
Loans held for sale, at fair value	389,032	395,922	$ 468,142	255,516	$ 245,890
Loan servicing asset, at fair value	100,000	88,497	$ 74,440	55,860	$ 33,777
Level 3
Assets
Loans held for sale, at fair value	389,032	369,983		255,516
Fair Value, Recurring | Carrying Value
Assets
Cash and cash equivalents	1,097,123	287,256		116,548
Restricted cash	64,590	57,777		59,232
Digital assets	108,680	86,036		5,865
Distressed asset claims	3,068	7,589		37,066
Marketable Securities, Fair Value	239,694	163,489		255,516
Loans held for sale, at fair value	389,032	395,922		61,337
Loan servicing asset, at fair value	100,000	88,497		55,860
Treasury note futures	11
Total assets	2,002,198	1,086,565		591,424
Total assets		1,086,566
Liabilities
Digital asset collateral repayment obligation	85,016	64,447
Certificate repayment obligation	18,962
Total liabilities	103,978	64,447
Fair Value, Recurring | Estimate of Fair Value Measurement
Assets
Cash and cash equivalents	1,097,123	287,256		116,548
Restricted cash	64,590	57,777		59,232
Digital assets	110,185	86,036		5,865
Distressed asset claims	3,068	7,589		37,066
Marketable Securities, Fair Value	239,694	163,489		255,516
Loans held for sale, at fair value	389,032	395,922		61,337
Loan servicing asset, at fair value	100,000	88,497		55,860
Treasury note futures	11
Total assets	2,003,703	1,086,565		591,424
Total assets		1,086,566
Liabilities
Digital asset collateral repayment obligation	85,016	64,447
Certificate repayment obligation	18,962
Total liabilities	103,978	64,447
Fair Value, Recurring | Level 1 | Estimate of Fair Value Measurement
Assets
Cash and cash equivalents	1,097,123	287,256		116,548
Restricted cash	64,590	57,777		59,232
Digital assets	110,185	86,036		5,865
Distressed asset claims	0	0		0
Marketable Securities, Fair Value	0	0		0
Loans held for sale, at fair value	0	0		0
Loan servicing asset, at fair value	0	0		0
Treasury note futures	11
Total assets	1,271,909	431,069		181,645
Total assets		431,069
Liabilities
Digital asset collateral repayment obligation	85,016	64,447
Certificate repayment obligation	0
Total liabilities	85,016	64,447
Fair Value, Recurring | Level 2 | Estimate of Fair Value Measurement
Assets
Cash and cash equivalents	0	0		0
Restricted cash	0	0		0
Digital assets	0	0		0
Distressed asset claims	0	0		24,318
Marketable Securities, Fair Value	201,386	128,983		0
Loans held for sale, at fair value	0	0		0
Loan servicing asset, at fair value	0	0		0
Treasury note futures	0
Total assets	201,386	128,983		24,318
Total assets		128,983
Liabilities
Digital asset collateral repayment obligation	0	0
Certificate repayment obligation	18,962
Total liabilities	18,962	0
Fair Value, Recurring | Level 3 | Estimate of Fair Value Measurement
Assets
Cash and cash equivalents	0	0		0
Restricted cash	0	0		0
Digital assets	0	0		0
Distressed asset claims	3,068	7,589		12,748
Marketable Securities, Fair Value	38,308	34,506		255,516
Loans held for sale, at fair value	389,032	395,922		61,337
Loan servicing asset, at fair value	100,000	88,497		55,860
Treasury note futures	0
Total assets	530,408	526,514		$ 385,461
Total assets		526,514
Liabilities
Digital asset collateral repayment obligation	0	0
Certificate repayment obligation	0
Total liabilities	$ 0	$ 0